MARKETABLE SECURITIES (Summary of Investments With Continuous Unrealized Losses and Related Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 15,572	$ 34,464
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(42)	(197)
Investments with continuous unrealized losses for 12 months or greater, Fair value	1,804	18,610
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	0	(48)
Total investments with continuous unrealized losses, Fair value	17,376	53,074
Total investments with continuous unrealized losses, unrealized losses	(42)	(245)
Foreign banks and government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	0	1,591
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	0	(7)
Investments with continuous unrealized losses for 12 months or greater, Fair value	0	0
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	0	0
Total investments with continuous unrealized losses, Fair value	0	1,591
Total investments with continuous unrealized losses, unrealized losses	0	(7)
US government [Member]
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	0	0
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	0	0
Investments with continuous unrealized losses for 12 months or greater, Fair value	0	0
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	0	0
Total investments with continuous unrealized losses, Fair value	0	0
Total investments with continuous unrealized losses, unrealized losses	0	0
Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	15,572	32,873
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(42)	(190)
Investments with continuous unrealized losses for 12 months or greater, Fair value	1,804	18,610
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	0	(48)
Total investments with continuous unrealized losses, Fair value	17,376	51,483
Total investments with continuous unrealized losses, unrealized losses	$ (42)	$ (238)